Consolidated Statements of Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Statement [Line Items]
CONSOLIDATED NET INCOME	$ 37,678	$ 1,836	$ 3,756	$ 28,048
Items that will be reclassified to consolidated net income in subsequent periods, net of tax:
Valuation of the effective portion of derivative financial instruments	2,541	124	1,654	(980)
Income on hedge of net investments in foreign operations	350	17	1,060	991
Exchange differences (loss) income on the translation of foreign operations and equity method accounted investees	(8,307)	(405)	489	(12,556)
Share of other comprehensive income (loss) of equity method accounted investees	2,925	143	(5,948)	1,058
Total items that will be reclassified	(2,491)	(121)	(2,745)	(11,487)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Gain (loss) due to changes in the fair value in equity financial instruments	5,165	252	(3,991)
Share of other comprehensive income (loss) of equity method accounted investees	590	29	(111)	(389)
Gain (loss) on remeasurements of the net defined benefit liability	296	14	(474)	(1,090)
Total items that will not be reclassified	6,051	295	(4,576)	(1,479)
Other items of comprehensive income (loss), net of tax	3,560	174	(7,321)	(12,966)
Consolidated comprehensive income (loss), net of tax	41,238	2,010	(3,565)	15,082
Comprehensive income:
Controlling interest comprehensive income (loss)	32,423	1,580	(3,458)	12,331
Controlling interest comprehensive income (loss)	32,423	1,580	(3,458)	12,285
Non-controlling interest comprehensive income (loss)	8,815	430	(107)	2,751
Non-controlling interest comprehensive income (loss)	8,815	430	(107)	2,797
Controlling comprehensive income (loss) from continuing operations, net of tax	32,423	1,580	(3,458)	12,285
Non-controlling comprehensive income (loss) from continuing operations, net of tax	$ 8,815	$ 430	$ (107)	2,797
Farmacias Yza [member]
Comprehensive income:
Reattribution to non-controlling interest of other comprehensive income by acquisitions				3
Reattribution from controlling interest of other comprehensive income by acquisition				(3)
Grupo Socofar
Comprehensive income:
Reattribution to non-controlling interest of other comprehensive income by acquisitions				(49)
Reattribution from controlling interest of other comprehensive income by acquisition				$ 49